Amount Due from / to Related Parties and Shareholders - Schedule of Due from Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Affiliated companies	$ 311,499	$ 273,479
Due from related parties	838,301	346,961
Du – UAE [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	86,771	69,517
Mobily – KSA [Member]
Disclosure of transactions between related parties [line items]
Affiliated companies	224,728	203,962
Maher Khawkhaji [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		73,482
Gulf DTH FZ LLC [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	$ 526,802